T. ROWE PRICE Mid-Cap Growth Portfolio
March 31, 2023 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 95.9%
COMMUNICATION SERVICES 3.6%
Entertainment 1.9%
Liberty Media-Liberty Formula One,
Class C (1) 81,400 6,091
Spotify Technology (1) 26,000 3,474
9,565
Interactive Media & Services 0.2%
Match Group (1) 21,400 822
822
Media 1.5%
Trade Desk, Class A (1) 124,200 7,565
7,565
Total Communication Services 17,952
CONSUMER
DISCRETIONARY 11.2%
Automobile Components 0.1%
Mobileye Global, Class A (1) 8,474 367
367
Diversified Consumer Services 0.5%
Bright Horizons Family Solutions (1) 26,000 2,002
Clear Secure, Class A  28,903 756
2,758
Hotels, Restaurants & Leisure 5.6%
Caesars Entertainment (1) 14,800 722
Chipotle Mexican Grill (1) 1,700 2,904
Domino's Pizza  14,800 4,882
Hilton Worldwide Holdings  53,800 7,579
MGM Resorts International  179,331 7,966
Vail Resorts  9,500 2,220
Yum! Brands  12,900 1,704
27,977
Specialty Retail 4.7%
Bath & Body Works  78,100 2,857
Burlington Stores (1) 47,800 9,660
Five Below (1) 19,100 3,934
O'Reilly Automotive (1) 4,800 4,075
Ross Stores  28,200 2,993
23,519
Textiles, Apparel & Luxury
Goods 0.3%
Lululemon Athletica (1) 3,200 1,166
On Holding, Class A (1) 6,900 214
1,380
Total Consumer Discretionary 56,001
CONSUMER STAPLES 4.1%
Beverages 0.4%
Boston Beer, Class A (1) 5,635 1,852
1,852
Consumer Staples Distribution &
Retail 2.8%
Casey's General Stores  21,500 4,654
Shares $ Value
(Cost and value in $000s)
‡
Dollar General  17,400 3,662
Dollar Tree (1) 41,649 5,979
14,295
Food Products 0.5%
TreeHouse Foods (1) 47,462 2,393
2,393
Household Products 0.4%
Reynolds Consumer Products  68,400 1,881
1,881
Total Consumer Staples 20,421
ENERGY 3.2%
Oil, Gas & Consumable Fuels 3.2%
Cheniere Energy  20,800 3,278
Coterra Energy  99,800 2,449
Devon Energy  25,890 1,310
EQT  30,400 970
Pioneer Natural Resources  25,122 5,131
Venture Global LNG, Series B,
Acquisition Date: 3/8/18, Cost $60 (1)
(2)(3) 20 343
Venture Global LNG, Series C,
Acquisition Date: 10/16/17 - 3/8/18,
Cost $512 (1)(2)(3) 139 2,381
Total Energy 15,862
FINANCIALS 7.5%
Capital Markets 4.6%
Cboe Global Markets  6,900 926
Intercontinental Exchange  43,400 4,526
KKR  113,500 5,961
MarketAxess Holdings  12,800 5,009
Raymond James Financial  17,200 1,604
Tradeweb Markets, Class A  63,100 4,986
23,012
Financial Services 1.3%
FleetCor Technologies (1) 30,500 6,431
6,431
Insurance 1.6%
Assurant  38,400 4,611
Axis Capital Holdings  34,700 1,892
Kemper  17,400 951
Markel (1) 600 766
8,220
Total Financials 37,663
HEALTH CARE 24.5%
Biotechnology 4.6%
Alnylam Pharmaceuticals (1) 26,000 5,208
Apellis Pharmaceuticals (1) 20,864 1,376
Argenx, ADR (1) 6,019 2,243
Ascendis Pharma, ADR (1) 15,600 1,673
CRISPR Therapeutics (1) 20,857 943
Exact Sciences (1) 25,000 1,695
Horizon Therapeutics (1) 26,100 2,849
Ionis Pharmaceuticals (1) 82,500 2,949
Karuna Therapeutics (1) 8,646 1,570

T. ROWE PRICE Mid-Cap Growth Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Seagen (1) 13,900 2,814
23,320
Health Care Equipment &
Supplies 9.5%
Alcon  54,400 3,837
Cooper  16,500 6,161
DENTSPLY SIRONA  43,000 1,689
Enovis (1) 56,424 3,018
Hologic (1) 186,700 15,067
ICU Medical (1) 15,000 2,474
Novocure (1) 13,000 782
QuidelOrtho (1) 34,933 3,112
Teleflex  45,072 11,417
47,557
Health Care Providers &
Services 1.5%
Acadia Healthcare (1) 62,500 4,515
agilon health (1) 22,974 546
Molina Healthcare (1) 10,000 2,675
7,736
Health Care Technology 1.6%
Doximity, Class A (1) 35,400 1,146
Veeva Systems, Class A (1) 38,144 7,011
8,157
Life Sciences Tools & Services 6.1%
Agilent Technologies  80,000 11,067
Avantor (1) 290,600 6,143
Bruker  107,300 8,460
West Pharmaceutical Services  13,945 4,832
30,502
Pharmaceuticals 1.2%
Catalent (1) 89,081 5,853
5,853
Total Health Care 123,125
INDUSTRIALS & BUSINESS
SERVICES 17.1%
Aerospace & Defense 2.6%
BWX Technologies  30,800 1,942
Textron  157,086 11,095
13,037
Commercial Services &
Supplies 0.4%
Waste Connections  13,800 1,919
1,919
Electrical Equipment 0.2%
Shoals Technologies Group, Class
A (1) 42,900 978
978
Ground Transportation 1.5%
JB Hunt Transport Services  43,400 7,615
7,615
Shares $ Value
(Cost and value in $000s)
‡
Industrial Conglomerates 1.0%
Roper Technologies  11,200 4,936
4,936
Machinery 5.3%
Esab  54,052 3,193
Fortive  104,300 7,110
IDEX  17,300 3,997
Ingersoll Rand  208,600 12,136
26,436
Passenger Airlines 1.0%
Southwest Airlines  155,500 5,060
5,060
Professional Services 4.6%
Broadridge Financial Solutions  19,300 2,829
CoStar Group (1) 63,934 4,402
Equifax  32,100 6,511
Leidos Holdings  6,100 562
TransUnion  69,400 4,312
Verisk Analytics  24,100 4,624
23,240
Trading Companies &
Distributors 0.5%
United Rentals  6,900 2,731
2,731
Total Industrials & Business Services 85,952
INFORMATION
TECHNOLOGY 19.6%
Electronic Equipment, Instruments
& Components 3.4%
Amphenol, Class A  47,300 3,866
Cognex  43,900 2,175
Corning  34,700 1,224
Keysight Technologies (1) 44,900 7,251
Littelfuse  3,600 965
National Instruments  30,400 1,593
17,074
IT Services 0.2%
MongoDB (1) 4,300 1,002
1,002
Semiconductors & Semiconductor
Equipment 7.0%
KLA  12,134 4,843
Lattice Semiconductor (1) 36,400 3,476
Marvell Technology  225,571 9,767
Microchip Technology  190,900 15,994
NXP Semiconductors  4,300 802
34,882
Software 9.0%
Atlassian, Class A (1) 13,000 2,225
BILL Holdings (1) 16,100 1,306
Black Knight (1) 69,435 3,997
CCC Intelligent Solutions Holdings (1) 254,798 2,285
Confluent, Class A (1) 17,200 414
Crowdstrike Holdings, Class A (1) 32,412 4,449

T. ROWE PRICE Mid-Cap Growth Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Fair Isaac (1) 6,900 4,849
Fortinet (1) 134,600 8,945
HashiCorp, Class A (1) 8,600 252
Palo Alto Networks (1) 6,500 1,298
Paylocity Holding (1) 20,000 3,976
PTC (1) 34,700 4,450
Synopsys (1) 17,372 6,710
45,156
Total Information Technology 98,114
MATERIALS 5.1%
Chemicals 0.6%
RPM International  34,600 3,018
3,018
Construction Materials 1.1%
Martin Marietta Materials  15,189 5,393
5,393
Containers & Packaging 3.4%
Avery Dennison  33,000 5,905
Ball  130,369 7,184
Sealed Air  91,900 4,219
17,308
Total Materials 25,719
Total Common Stocks (Cost
$310,372) 480,809
CONVERTIBLE PREFERRED STOCKS 0.4%
CONSUMER STAPLES 0.1%
Consumer Staples Distribution &
Retail 0.1%
Maplebear DBA Instacart, Series
E, Acquisition Date: 11/19/21,
Cost $975 (1)(2)(3) 8,106 300
Shares $ Value
(Cost and value in $000s)
‡
Maplebear DBA Instacart, Series
I, Acquisition Date: 2/26/21,
Cost $146 (1)(2)(3) 1,170 43
Total Consumer Staples 343
HEALTH CARE 0.1%
Biotechnology 0.1%
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $426 (1)(2)(3) 52,622 346
Total Health Care 346
INFORMATION TECHNOLOGY 0.1%
Software 0.1%
Databricks, Series H, Acquisition Date:
8/31/21, Cost $302 (1)(2)(3) 4,103 246
Nuro, Series D, Acquisition Date:
10/29/21, Cost $293 (1)(2)(3) 14,070 196
Total Information Technology 442
MATERIALS 0.1%
Chemicals 0.1%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $316 (1)(2)(3) 6,674 338
Sila Nano, Series F, Acquisition Date:
1/7/21, Cost $595 (1)(2)(3) 14,417 449
Total Materials 787
Total Convertible Preferred Stocks
(Cost $3,053) 1,918
SHORT-TERM INVESTMENTS 3.5%
Money Market Funds 3.5%
T. Rowe Price Treasury Reserve Fund,
4.83% (4)(5) 17,667,573 17,668
Total Short-Term Investments (Cost
$17,668) 17,668
Total Investments in
Securities 99.8%
(Cost $331,093) $ 500,395
Other Assets Less Liabilities 0.2% 1,226
Net Assets 100.0% $ 501,621
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $4,642 and represents 0.9% of net assets.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts

T. ROWE PRICE Mid-Cap Growth Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Treasury Reserve Fund, 4.83% $ —# $ — $ 210+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
T. Rowe Price Treasury Reserve
Fund, 4.83% $ 19,972  ¤  ¤ $ 17,668^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+
Investment income comprised $210 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $17,668.

T. ROWE PRICE Mid-Cap Growth Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Mid-Cap Growth Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a

T. ROWE PRICE Mid-Cap Growth Portfolio

significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
E305-054Q1 03/23
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 478,085 $ — $ 2,724 $ 480,809
Convertible Preferred Stocks — — 1,918 1,918
Short-Term Investments 17,668 — — 17,668
Total $ 495,753 $ — $ 4,642 $ 500,395